Contents of Significant Accounts - Property, Plant and Equipment - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 0	$ 0	$ 455,076
Total interest expense before capitalization of borrowing costs	$ 2,769,000	$ 2,407,000	1,407,000
Cash-generating units [member]
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount of the CGU			1,169,000
Impairment loss			$ 455,000